Exhibit 99.2

Ford Credit Auto Lease Trust 2011-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2013

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2013, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2013, leases with a total base residual value of $ 13,035,625.99 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2013. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2013
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2013 -	September	$285,338,816.50
	October	$260,369,847.12	$5,937,625.59	2,013.00%	$20,344,268.94	7.73%
	November	$246,772,726.05	$5,685,691.98	1,928.00%	$9,166,242.05	3.48%
	December	$231,689,738.88	$5,403,689.43	1,832.00%	$10,868,362.92	4.13%
2014-	January	$202,894,084.50	$4,799,340.80	1,627.00%	$25,112,283.51	9.54%
	February	$142,031,291.68	$3,427,147.86	1,162.00%	$58,412,551.70	22.19%
	March	$78,605,394.39	$1,975,561.29	670.00%	$62,133,993.85	23.61%
	April	$59,500,777.13	$1,513,484.37	513.00%	$17,969,615.72	6.83%
	May	$27,186,532.14	$702,451.25	238.00%	$31,898,247.39	12.12%
	June	$687,105.30	$19,235.32	7.00%	$26,611,121.38	10.11%
	July	$187,045.16	$5,881.71	2.00%	$497,647.25	0.19%
	August	$182,190.13	$5,881.71	2.00%	$0.00	0.00%
	September	$160,044.48	$5,355.36	2.00%	$17,789.00	0.01%
	October	$143,986.11	$5,014.26	2.00%	$11,932.00	0.00%
	November	$130,473.23	$4,545.01	2.00%	$9,774.00	0.00%
	December	$100,908.30	$3,694.33	1.00%	$26,607.20	0.01%
2015-	January	$56,708.01	$2,334.60	1.00%	$42,434.60	0.02%
	February	$12,645.77	$337.38	0.00%	$44,040.50	0.02%
	March	$0.00	$0.00	0.00%	$12,709.00	0.00%
Total			$29,497,272.25	100.00%	$263,179,621.01	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$292,676,893.26

Ford Credit Auto Lease Trust 2011-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types defined in Annex B of the Prospectus Supplement.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
July 2013	Car	295	66.44%	$866	2.71%	5.85%
	CUV	186	54.07%	$3,799	9.10%	21.26%
	SUV	126	47.19%	$3,406	9.95%	23.64%
	Truck	29	27.88%	$6,284	16.05%	34.26%
	Total/Average	636	54.87%	$2,474	6.95%	15.67%
August 2013	Car	361	68.37%	$705	2.24%	4.81%
	CUV	249	62.41%	$4,048	9.78%	22.54%
	SUV	146	54.07%	$3,716	10.83%	25.08%
	Truck	21	18.58%	$6,413	16.40%	35.76%
	Total/Average	777	59.31%	$2,496	7.05%	15.76%
September 2013	Car	383	73.65%	$60	0.19%	0.40%
	CUV	300	62.37%	$3,541	8.73%	19.78%
	SUV	145	55.98%	$2,902	8.95%	20.38%
	Truck	32	28.32%	$6,392	15.52%	34.15%
	Total/Average	860	62.64%	$1,989	5.59%	12.36%